Summary of Significant Accounting Policies (Details 1) - Southland Holdings Llc [Member]	12 Months Ended
Dec. 31, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	Lesser of 15 years or lease term
Auto And Trucks [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3 - 7 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 - 10 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3 - 7 years